Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	SVN
Entity Registrant Name	7 DAYS GROUP HOLDINGS LTD
Entity Central Index Key	0001434220
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	149,931,935

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash	$ 78,371	493,256	388,795
Pledged bank deposits	3,154	19,852	4,718
Accounts receivable	1,254	7,881	6,805
Short-term investment	1,589	10,000
Prepaid rent	24,250	152,629	130,522
Other prepaid expenses and current assets	8,349	52,550	42,127
Hotel supplies	7,526	47,371	38,246
Deferred tax assets	3,152	19,842	23,001
Total current assets	127,645	803,381	634,214
Property and equipment, net	270,330	1,701,431	1,355,554
Rental deposits	11,100	69,861	53,718
Investment in and advances to an affiliate			1,588
Land use right	3,820	24,044	24,662
Intangible assets, net	4,834	30,426
Goodwill	9,698	61,041
Prepaid rent	11,665	73,419	20,630
Other non-current assets	79	500
Deferred tax assets	7,324	46,096	12,876
Total assets	446,495	2,810,199	2,103,242
Current liabilities:
Short-term bank loans	53,176	334,686
Accounts payable	39,656	249,592	233,770
Bills payable	2,544	16,009	11,692
Accrued expenses and other payables	66,463	418,308	281,050
Amount due to related parties	53	333
Income taxes payable	4,053	25,509	19,603
Total current liabilities	165,945	1,044,437	546,115
Borrowings from related parties	221	1,388	4,279
Accrued lease payments	32,748	206,113	153,206
Unfavorable lease contract liability	1,241	7,812
Refundable deposits	2,514	15,823	17,950
Deferred revenue	122	770	1,944
Deferred tax liabilities	725	4,565
Deferred rebate income	1,059	6,663	6,446
Income taxes payable	1,055	6,644
Total liabilities	205,630	1,294,215	729,940
Ordinary shares:
Par value: US$0.125; Authorized: 225,000,000 shares in 2010 and 2011; Issued and outstanding: 149,647,613 shares in 2010 and 149,931,935 shares in 2011	22,415	141,080	140,857
Additional paid-in capital	257,912	1,623,275	1,579,391
Accumulated other comprehensive income	52	330	15,649
Accumulated deficit	(37,869)	(238,348)	(367,234)
Total equity attributable to 7 Days Group Holdings Limited	242,510	1,526,337	1,368,663
Noncontrolling interests	(1,645)	(10,353)	4,639
Total equity	240,865	1,515,984	1,373,302
Commitments and contingencies
Total liabilities and equity	$ 446,495	2,810,199	2,103,242

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, Par value	$ 0.125
Ordinary shares, Authorized	225,000,000	225,000,000
Ordinary shares, Issued	149,931,935	149,647,613
Ordinary shares, outstanding	149,931,935	149,647,613

CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenues	$ 318,305	2,003,378	1,498,909	1,141,315
Operating costs and expenses:
Hotel operating costs	(253,144)	(1,593,260)	(1,182,927)	(971,550)
Sales and marketing expenses	(7,821)	(49,222)	(39,557)	(30,824)
General and administrative expenses	(33,332)	(209,786)	(122,371)	(65,074)
Total operating costs and expenses	(294,297)	(1,852,268)	(1,344,855)	(1,067,448)
Income from operations	24,008	151,110	154,054	73,867
Other income (expense):
Interest income	989	6,224	3,127	3,669
Interest expense	(1,146)	(7,212)	(2,082)	(81,867)
Loss on debt extinguishment				(26,477)
Change in fair value of ordinary share purchase warrants				(76,376)
Equity in income (loss) of an affiliate	19	120	(18)	23
Income (loss) before income taxes	23,870	150,242	155,081	(107,161)
Income tax benefit (expense)	(5,761)	(36,259)	(35,833)	4,952
Net income (loss)	18,109	113,983	119,248	(102,209)
Net loss (income) attributable to noncontrolling interests	2,368	14,903	(1,557)	(1,745)
Net income (loss) attributable to 7 Days Group Holdings Limited	20,477	128,886	117,691	(103,954)
Deemed dividends to Series C convertible preferred shareholders				(28,993)
Net income (loss) attributable to 7 Days Group Holdings Limited ordinary shareholders	$ 20,477	128,886	117,691	(132,947)
Basic earnings (losses) per ordinary share	$ 0.14	0.86	0.79	(1.93)
Diluted earnings (losses) per ordinary share	$ 0.14	0.85	0.78	(1.93)

CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) AND COMPREHENSIVE INCOME (LOSS) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Consolidated Variable Interest Entities CNY	Series A Preferred Stock CNY	Series C Preferred Stock CNY	Series B Convertible Preferred Shares CNY	Series B Convertible Preferred Shares CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Ordinary Shares Series A Preferred Stock CNY	Ordinary Shares Series B Convertible Preferred Shares CNY	Ordinary Shares Series C Preferred Stock CNY	Subscription Receivable CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Additional Paid-in Capital Series A Preferred Stock CNY	Additional Paid-in Capital Series C Preferred Stock CNY	Accumulated Other Comprehensive Income USD ($)	Accumulated Other Comprehensive Income CNY	Accumulated Deficit USD ($)	Accumulated Deficit CNY	Equity (Deficit) attributable to 7 Days Group Holdings Limited USD ($)	Equity (Deficit) attributable to 7 Days Group Holdings Limited CNY	Equity (Deficit) attributable to 7 Days Group Holdings Limited Series A Preferred Stock CNY	Equity (Deficit) attributable to 7 Days Group Holdings Limited Series C Preferred Stock CNY	Noncontrolling Interests USD ($)	Noncontrolling Interests CNY	Noncontrolling Interests Consolidated Variable Interest Entities CNY
Beginning Balance at Dec. 31, 2008		(112,821)				7,523			61,502				(1,418)		169,089				30,304		(380,971)		(113,971)				1,150
Beginning Balance (in shares) at Dec. 31, 2008						7,862,216			60,000,000
Net income (loss)		(102,209)																			(103,954)		(103,954)				1,745
Foreign currency exchange translation adjustment, net of nil tax		392																	392				392
Comprehensive income (loss)		(101,817)																					(103,562)				1,745
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs of RMB 23,396 (in shares)									34,845,000
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs of RMB 23,396		787,857							29,738						758,119								787,857
Conversion of convertible preferred shares to ordinary shares (in shares)							(7,862,216)			15,724,432	7,862,216	21,533,387
Conversion of convertible preferred shares to ordinary shares				78,294	436,428		(7,523)			15,468	7,523	18,377				62,826	418,051							78,294	436,428
Ordinary shares issued in connection with:
Exercise of ordinary share purchase warrants (in shares)									5,454,545
Exercise of ordinary share purchase warrants		136,550							4,655						131,895								136,550
Ordinary shares issued in connection with exercise of share options (in shares)									3,648,352
Ordinary shares issued in connection with exercise of share options		13,043							3,114						9,929								13,043
Reclassification of subscription receivable													1,418		(1,418)
Acquisition of noncontrolling interest		(445)													(445)								(445)
Capital contributions		28,993													28,993								28,993
Deemed dividends to Series C convertible preferred shareholders		(28,993)													(28,993)								(28,993)
Share-based compensation		11,412													11,412								11,412
Ending Balance at Dec. 31, 2009		1,248,501							140,377						1,559,458				30,696		(484,925)		1,245,606				2,895
Ending Balance (in shares) at Dec. 31, 2009									149,067,932
Net income (loss)		119,248																			117,691		117,691				1,557
Foreign currency exchange translation adjustment, net of nil tax		(15,047)																	(15,047)				(15,047)
Comprehensive income (loss)		104,201																					102,644				1,557
Issuance costs		(1,353)													(1,353)								(1,353)
Ordinary shares issued in connection with:
Ordinary shares issued in connection with exercise of share options (in shares)									579,681
Ordinary shares issued in connection with exercise of share options		6,287							480						5,807								6,287
Acquisition of noncontrolling interest		(172)													(38)								(38)				(134)
Capital contributions			2,326																									2,326
Dividends paid by subsidiaries to noncontrolling interest shareholders		(2,005)																									(2,005)
Share-based compensation		15,517													15,517								15,517
Ending Balance at Dec. 31, 2010		1,373,302							140,857						1,579,391				15,649		(367,234)		1,368,663				4,639
Ending Balance (in shares) at Dec. 31, 2010									149,647,613
Net income (loss)	18,109	113,983																			128,886		128,886				(14,903)
Foreign currency exchange translation adjustment, net of nil tax		(15,319)																	(15,319)				(15,319)
Comprehensive income (loss)		98,664																					113,567				(14,903)
Ordinary shares issued in connection with:
Ordinary shares issued in connection with exercise of share options (in shares)									284,322
Ordinary shares issued in connection with exercise of share options		3,359							223						3,136								3,359
Acquisition of noncontrolling interest		(1,677)													(2,735)								(2,735)				1,058
Capital contributions			2,200																									2,200
Dividends paid by subsidiaries to noncontrolling interest shareholders		(3,347)																									(3,347)
Share-based compensation		43,483													43,483								43,483
Ending Balance at Dec. 31, 2011	$ 240,865	1,515,984						$ 22,415	141,080					$ 257,912	1,623,275			$ 52	330	$ (37,869)	(238,348)	$ 242,510	1,526,337			$ (1,645)	(10,353)
Ending Balance (in shares) at Dec. 31, 2011								149,931,935

CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2009 Series B Convertible Preferred Shares USD ($)	Dec. 31, 2009 Series B Convertible Preferred Shares CNY	Dec. 31, 2011 Ordinary Shares USD ($)	Dec. 31, 2011 Ordinary Shares CNY	Dec. 31, 2010 Ordinary Shares USD ($)	Dec. 31, 2010 Ordinary Shares CNY	Dec. 31, 2009 Ordinary Shares USD ($)	Dec. 31, 2009 Ordinary Shares CNY	Dec. 31, 2009 Subscription Receivable CNY	Dec. 31, 2011 Additional Paid-in Capital CNY	Dec. 31, 2010 Additional Paid-in Capital CNY	Dec. 31, 2009 Additional Paid-in Capital CNY	Dec. 31, 2011 Accumulated Other Comprehensive Income CNY	Dec. 31, 2010 Accumulated Other Comprehensive Income CNY	Dec. 31, 2009 Accumulated Other Comprehensive Income CNY	Dec. 31, 2011 Accumulated Deficit CNY	Dec. 31, 2010 Accumulated Deficit CNY	Dec. 31, 2009 Accumulated Deficit CNY	Dec. 31, 2011 Equity (Deficit) attributable to 7 Days Group Holdings Limited CNY	Dec. 31, 2010 Equity (Deficit) attributable to 7 Days Group Holdings Limited CNY	Dec. 31, 2009 Equity (Deficit) attributable to 7 Days Group Holdings Limited CNY	Dec. 31, 2011 Noncontrolling Interests CNY	Dec. 31, 2010 Noncontrolling Interests CNY	Dec. 31, 2009 Noncontrolling Interests CNY
Foreign currency exchange translation adjustment, tax
Issuance of ordinary shares upon initial public offering (IPO), issuance costs			23,396

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Accounts Payable USD ($)	Dec. 31, 2011 Accounts Payable CNY	Dec. 31, 2010 Accounts Payable CNY	Dec. 31, 2009 Accounts Payable CNY	Dec. 31, 2010 Bills payable CNY	Dec. 31, 2009 Bills payable CNY
Cash flows from operating activities:
Net income (loss)	$ 18,109	113,983	119,248	(102,209)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	38,993	245,415	180,763	146,173
Land use right expense	98	618	51
Loss on disposal of property and equipment	2,190	13,781	7,549	2,398
Impairment losses of property and equipment	2,075	13,060	5,471
Write-off of leasehold improvements due to early termination of a lease	304	1,916	3,898	2,879
Deferred income tax benefit	(4,039)	(25,421)	(12,459)	(19,333)
Share-based compensation expense	6,909	43,483	15,517	11,412
Equity in loss (income) of an affiliate	(19)	(120)	18	(23)
Change in fair value of ordinary share purchase warrants				76,376
Change in fair value of interest rate derivative contract				6
Amortization of debt issuance costs				9,185
Amortization of discount on senior notes payable				23,675
Loss on debt extinguishment				26,477
Provisions for doubtful accounts	906	5,700
Unrealized gain on foreign exchange	(2,099)	(13,214)	(6,373)
Changes in operating assets and liabilities, net of effect of acquisitions:
Pledged bank deposits	(2,405)	(15,134)	682	(1,423)
Accounts receivable	(153)	(965)	(2,248)	(1,092)
Prepaid rent	(11,778)	(74,129)	(85,643)	(2,776)
Other prepaid expenses and current assets	(1,888)	(11,877)	(14,589)	(3,138)
Hotel supplies	(940)	(5,915)	(14,470)	1,618
Amounts due from related parties				59
Rental deposits	(2,565)	(16,143)	(15,421)	820
Accounts payable	730	4,592	24,702	(8,550)
Bills payable	1,201	7,562	(6,342)	4,324
Accrued expenses and other payables	16,749	105,415	85,460	36,563
Amounts due to related parties	53	333	(162)
Income taxes payable	1,994	12,550	13,638	4,121
Accrued lease payments	8,746	55,044	38,929	17,523
Refundable deposits	(338)	(2,127)	(6,300)	24,250
Deferred revenue	(187)	(1,174)	(3,102)	(686)
Deferred rebate income	35	217	6,446
Net cash provided by operating activities	72,681	457,450	335,263	248,629
Cash flows from investing activities:
Purchases of property and equipment	(90,057)	(566,811)	(425,639)	(326,359)
Purchases of land use right			(24,713)
Payment for acquisitions of subsidiaries, net of cash acquired	(19,274)	(121,306)
Proceeds from disposal of property and equipment	1,926	12,120
Advances made to an affiliate	(8)	(51)	(770)	(365)
Collection of advances made to an affiliate	222	1,398	523	387
Advances made to related parties	(71)	(447)	(1,242)
Collection of advances made to related parties	71	447	1,242
Purchase of short-term investment	(1,589)	(10,000)		(293,737)
Proceeds from redemption of short-term investment			293,613
Net cash used in investing activities	(108,780)	(684,650)	(156,986)	(620,074)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon IPO				811,253
Issuance costs of ordinary shares upon IPO	(140)	(881)	(17,291)	(6,074)
Proceeds from exercise of employee share options	900	5,667	3,918	13,043
Repayment of senior notes				(546,488)
Decrease in restricted cash				51,381
Proceeds from bank loans	57,625	362,686		195,000
Repayment of bank loans	(4,449)	(28,000)	(110,000)	(85,000)
Proceeds from borrowings from related parties			3,222
Repayment of borrowings from related parties	(459)	(2,891)	(2,176)	(3,868)
Acquisition of noncontrolling interest	(266)	(1,677)	(172)	(445)
Capital contributions to subsidiaries and VIEs from noncontrolling interest shareholders	350	2,200	2,326
Dividends paid by subsidiaries to noncontrolling interests shareholders	(532)	(3,347)	(2,005)
Net cash provided by (used in) financing activities	53,029	333,757	(122,178)	428,802
Effect of foreign currency exchange rate changes on cash	(332)	(2,096)	(8,674)	163
Net increase in cash	16,598	104,461	47,425	57,520
Cash at beginning of year	61,773	388,795	341,370	283,850
Cash at end of year	78,371	493,256	388,795	341,370
Supplemental disclosures of cash flows information:
Interest paid, net of capitalized interest	954	6,006	1,842	63,787
Income taxes paid	7,806	49,130	34,654	10,260
Non-cash investing and financing activities:
Purchases of property and equipment at end of year					$ 27,891	175,542	177,545	109,533	3,245	2,353

PRINCIPAL ACTIVITIES AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
PRINCIPAL ACTIVITIES AND BASIS OF PRESENTATION
1	PRINCIPAL ACTIVITIES AND BASIS OF PRESENTATION

(a)	Principal activities

7 Days Group Holdings Limited (the “Company”) was incorporated as a limited liability company in the Cayman Islands on October 25, 2004. The Company, its subsidiaries and variable interest entities (“VIEs”) (collectively, the “Group”) are principally engaged in the business of operating economy hotels in the People’s Republic of China (“PRC”) under the brand name “7 Days Inn”. The Group leases real estate properties on which it develops and operates hotels, and also licenses the “7 Days Inn” brand to hotel owners and manages these hotels. The former type of hotels is referred to as “leased-and-operated hotels” and the latter type of hotels is referred to as “managed hotels”. As of December 31, 2011, the Company has 944 operating hotels that are located in 141 cities in the PRC, 533 of which are managed hotels.

Leased-and-operated hotels

The Group leases properties from property owners, converts and renovates the properties into hotels, and then operates the hotels. The Group is responsible for repairs and maintenance and operating expenses of the properties over the term of the leases. The Group is also responsible for all aspects of hotel operations and management, including hiring, training and supervising the hotel managers and staffs required to operate the hotels.

Managed hotels

The Group licenses the 7 Days brand to the property owners, lessees or existing hotel operators under a hotel management agreement (“hotel management agreement”). The Group is responsible for managing these hotels, including the hiring and appointing the hotel management personnel, training hotel managers and staffs, and managing sales, financial and operating performance. Under the hotel management agreement, each owner of a managed hotel is required to pay hotel management and service fees over the term of the hotel management agreement which is usually based on a percentage of the revenues of the managed hotel. The owners of the managed hotels are responsible for the costs of hotel development and operations. The term of the hotel management agreement ranges from 3 to 15 years and is renewable upon mutual agreement between the Group and the managed hotel owner.

(b)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). This basis of accounting differs in certain material respects from that used for the preparation of the books of account of the Company’s subsidiaries and VIEs, which are prepared in accordance with the accounting principles and the relevant financial regulations established by the Ministry of Finance of the PRC (“PRC GAAP”), the accounting standards used in the PRC. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the books of account of the Company’s subsidiaries and VIEs to present them in conformity with U.S. GAAP.

As of December 31, 2011, the Group’s current liabilities exceeded its current assets by RMB241,056 (US$38,300), which includes bank loans repayable within one year of RMB334,686 (US$53,176) (2010: nil). In preparing the consolidated financial statements, the management has considered the Group’s sources of liquidity and believes that adequate funding is available to fulfill the Group’s short-term obligations. Accordingly, the consolidated financial statements have been prepared on a basis that the Group will be able to continue as a going concern.

For the year ended December 31, 2011, the Group recorded a net cash inflow from operating activities of RMB457,450 (US$72,681), a net cash outflow from investing activities of RMB684,650 (US$108,780) and a net cash inflow from financing activities of RMB333,757 (US$53,029), which resulted in a net increase in cash of RMB104,461 (US$16,598).

In 2012 and thereafter, the liquidity of the Group is primarily dependent on its ability to maintain adequate cash inflow from operating activities to meet its debt obligations as they fall due. As of December 31, 2011, the Group had banking facilities with several PRC commercial banks for short-term loan borrowings up to an aggregate of RMB700,000, among which RMB334,686 were utilized. The management of the Company therefore believes that sufficient financing will be available to the Group to meet its obligations.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs which the Group is the primary beneficiary. All significant intercompany balances and transactions have been eliminated in consolidation.

(b)	Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of property and equipment and intangible assets, salvage values of property and equipment, the recoverability of the carrying amount of property and equipment, goodwill and intangible assets, the determination of the fair value of share-based compensation awards, the accrual of the membership reward program costs, allowances for doubtful accounts and the realization of deferred tax assets. These estimates are often based on judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. The Group is also subject to other risks and uncertainties that may cause actual results to differ from estimated amounts, such as competition, litigation, legislation and regulations in the hotel industry.

(c)	Foreign currency transactions and translation

The Group’s reporting currency is the Renminbi (“RMB”). The functional currency of the Company is the U.S. dollar, whereas the functional currency of the Company’s subsidiaries and VIEs is the RMB. Since the RMB is not a fully convertible currency, all foreign exchange transactions involving the RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at each balance sheet date. The resulting exchange differences are recorded in general and administrative expenses in the consolidated statements of operations.

Assets and liabilities of the Company are translated into RMB using the exchange rates at each balance sheet date. Revenues and expenses of the Company are translated at average rates prevailing during the reporting period. Gains and losses resulting from translation of the Company’s financial statements into the RMB are recorded as a separate component of accumulated other comprehensive income within equity. Gains and losses on inter-company foreign currency transactions that are of a long-term investment nature are reported as other comprehensive income or loss in the same manner as translation adjustments.

For the convenience of the readers, the December 31, 2011 RMB amounts included in the accompanying consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00=RMB6.2939, being the noon buying rate for U.S. dollars in the City of New York in effect on December 30, 2011 for cable transfers in RMB per U.S. dollar as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on December 30, 2011 or at any other date.

(d)	Cash

Cash consists of cash on hand and cash at banks. As of December 31, 2010 and 2011, cash was held on hand and major financial institutions located in the PRC and Hong Kong Special Administrative Region (“Hong Kong”) respectively. Management believes that these major financial institutions have acceptable credit rating.

	December 31,

	2010	2011	2011
	RMB	RMB	US$
Cash on hand	6,141	7,084	1,126
Cash in bank
PRC	360,042	473,340	75,206
Hong Kong	22,612	12,832	2,039
Subtotal	382,654	486,172	77,245

Total	388,795	493,256	78,371

(e)	Pledged bank deposits

Pledged bank deposits represent amounts held by financial institutions, as security for issuance of bills to the Group’s suppliers and the Group’s legal proceeding against a third party, both which are not available for the Group’s use. Upon maturity of the bills, which generally occur within 3 to 6 months after the issuance of the bills, the deposits are released by the financial institutions and become available for use by the Group. Bank deposits, which are pledged as security for the Group’s legal claim against a third party, are not available for the Group’s use but are expected to be released within one year for use by the Group. Pledged bank deposits are reported within cash flows from operating activities in the consolidated statements of cash flows.

(f)	Accounts receivable

Accounts receivable primarily represent amounts due from customers and amounts due from banks relating to payments settled by customers’ debit and credit cards. The Group reviews its accounts receivable on a periodic basis and records allowances when there is a doubt as to the collectability of the balance. In evaluating the collectability of an account receivable balance, the Group considers various factors, including the age of the balance, customer specific facts and economic conditions. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. No allowance for doubtful accounts receivable has been provided for any of the periods presented because management of the Group believes all accounts receivable are fully collectible. The Group does not have any off-balance-sheet credit exposure related to its customers.

(g)	Short-term investment

In December 2011, the Group invested in a financial product offered by Industrial Bank Co., Ltd., which had a principal amount of RMB10,000 (US$1,589) and a fixed maturity date of 3 months. The investment product has no guarantee on the return and an interest cap of 5.6% per annum. In March, 2012, the investment was redeemed upon maturity at the principal amount plus interest equivalent to 5.6% per annum from the bank.

(h)	Long-lived assets

Property and equipment

Property and equipment are stated at cost. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets, taking into consideration the assets’ estimated salvage value. Leasehold improvements are amortized over the shorter of the lease term or estimated useful lives.

Ordinary maintenance and repairs are charged to expenses as incurred, while replacements and betterments are capitalized. When items are retired or otherwise disposed of, income is charged or credited for the difference between the net book value and proceeds received thereon. Ordinary maintenance and repairs are charged to expenses as incurred. The estimated useful lives of the Group’s property and equipment are as follows:

Leasehold improvements	4-15 years
Hotel fixtures and equipment	5 years
Motor vehicles	5 years

Construction in progress represents leasehold improvements under construction or installation and is stated at cost. These costs include interior and exterior decorations, floor and wall coverings and an allocation of interest cost incurred. Construction in progress is transferred to leasehold improvements when the assets are ready for their intended use, at which time depreciation commences.

Intangible assets

Intangible assets consist of favorable lease contracts (note 2(o)) and brand name acquired in a business combination.

The brand name is amortized on a straight-line basis over the estimated useful life of 5 years.

The Company has adopted the straight-line basis because the pattern of the economic benefit of these intangible assets cannot be reliably determined over their estimated useful lives.

Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized.

Impairment of long-lived assets

Long-lived assets, including property and equipment and intangible assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Impairment of long-lived assets of nil, RMB5,471 and RMB13,060 (US$2,075) was recognized for the years ended December 31, 2009, 2010 and 2011 (see note 4).

Goodwill is reviewed for impairment at least annually. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The excess of the fair value of a reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

The Company performs its annual impairment review of goodwill at December 31, and when a triggering event occurs between annual impairment tests.

(i)	Land use right

Land use right represents the exclusive right to occupy and use land in the PRC for a specific contractual term. Land use right is carried at cost and charged to general and administrative expenses on a straight-line basis over the term of the land use right of 40 years. The land use right was acquired during the year ended December 31, 2010 for building a new headquarter.

(j)	Investment in an affiliate

Equity investments where the Group does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, is accounted for using the equity method of accounting. Under the equity method of accounting, the Group’s share of the investee’s results of operations is reported as equity in income (loss) of an affiliate in the consolidated statements of operations.

The Group recognizes an impairment loss when there is a decline in value below the carrying value of the equity investment that is considered to be other-than-temporary. The process of assessing and determining whether impairment on an investment is other-than-temporary requires a significant amount of judgment. To determine whether impairment is other-than-temporary, management considers whether it has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to the period end, and forecasted performance of the investee. There were no impairment charges on the equity investment for any of the periods presented.

(k)	Bills payable

Bills payable represent bills issued by financial institutions to the Group’s suppliers. The Group’s suppliers receive payments from the financial institutions directly upon maturity of the bills and the Group is obliged to repay the face value of the bills plus a bank charge of approximately 0.05% of the face amount to the financial institutions.

(l)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss carryforwards. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates or laws is recognized in the consolidated statements of operations in the period that the change in tax rates or tax laws is enacted.

The Group recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of operations.

(m)	Revenue recognition

Revenues of the Group primarily represent room accommodation charges and merchandise sales. Revenues generated from room accommodation charges are recognized as earned, which is the date the customer occupies a room and collectability is reasonably assured. Revenues from food and beverage sales and souvenir card sales are recognized at the time of sale, which is the point in time when the customer pays for and accepts the item. Revenues from membership credit points sales are recognized upon usage of the respective credit points. For the years ended December 31, 2010 and 2011 the Group recognized revenues of RMB8,453 and RMB130 (US$21) from the usage of membership credit points sold. The outstanding advance payment received from membership credit points sales of RMB130 and nil was recorded as accrued expenses and other payables as of December 31, 2010 and 2011.

In April 2005, the Group established a life-time membership reward program. Membership is free of charge if registered through the internet. Prior to January 1, 2008, the Group charged a non-refundable one-time upfront membership fee from customers who purchased membership in the reward program at its hotels. The Group recognizes revenues from the membership fee over the expected term of the customer relationship of 10 years. Effective January 1, 2008, the Group discontinued charging customers an upfront membership fee for the membership reward program. In December 2010, the Group announced that membership accounts which have been inactive for a period in excess of 2 years are automatically closed. The remaining unrecognized portion of the membership fee relating to these closed membership accounts was recognized as revenue. For the years ended December 31, 2009, 2010 and 2011, the Group received membership fee of nil, nil and nil and recognized revenue of RMB686, RMB3,102 and RMB1,174 (US$187), respectively. The outstanding membership fee of RMB1,944 and RMB770 (US$122) was recorded as deferred revenue in the consolidated balance sheets as of December 31, 2010, 2011 respectively.

Revenues from managed hotels are derived from the hotel management agreements where the hotel owners are required to pay hotel management and service fees. Hotel management and service fees are recognized when the underlying service has been performed.

Revenues are recorded net of business tax and surcharges of RMB68,756, RMB88,124 and RMB124,560 (US$19,791) for the years ended December 31, 2009, 2010 and 2011, respectively.

(n)	Pre-operating expenses

Costs incurred prior to the commencement of operations of the Group’s hotels are expensed as incurred. Pre-operating expenses amounted to RMB17,649, RMB75,394 and RMB62,894 (US$9,993) for the years ended December 31, 2009, 2010 and 2011, respectively, of which RMB17,589, RMB70,011 and RMB59,071 (US$9,385) were included in hotel operating costs, nil, RMB1,021 and RMB507 (US$81) were included in sales and marketing expenses, and RMB60, RMB4,362 and RMB3,316 (US$527) were included in general and administrative expenses, respectively.

(o)	Operating leases

The Group leases properties for hotels and corporate office space under non-cancellable operating leases. Minimum lease payments are expensed on a straight-line basis over the term of the lease, including any periods of free rent. For lease agreements that contain free rent or escalating payment terms, the Group recognizes accrued lease payments for the difference between the amount of expense recognized on a straight-line basis and the amount of minimum lease payments made. Under the terms of the lease agreements, the Group has no legal or contractual asset retirement obligations at the end of the leases. The Group has entered into sublease contracts that are accounted as operating leases. For the year ended December 31, 2009, 2010 and 2011, sublease income of RMB8,517, RMB9,868 and RMB14,335 (US$2,278) were recognized and recorded as a reduction against the rental expense.

Favorable and unfavorable lease contracts, that are acquired in the purchases of hotels, are recorded in the balance sheet captions, “Intangible assets” and “Unfavorable lease contract liability”, respectively, and are amortized both on a straight-line basis over the remaining terms of the leases.

The favorable lease contracts are amortized on a straight-line basis over the remaining lease terms of 4-16 years. Unfavorable lease contracts are amortized over the remaining lease terms of 9-16 years.

In order to secure longer lease period of certain operating lease of properties, the Group makes advance payments to the lessors. Advance payments for future rent within 12 months are recorded as prepaid rent in the consolidated balance sheets and classified as current assets and amounted to RMB130,522 and RMB152,629 (US$24,250) as of December 31, 2010 and 2011, respectively. The amounts relating to rent due after 12 months are classified as non-current assets at the balance sheet dates and amounted to RMB20,630 and RMB73,419 (US$11,665) as of December 31, 2010 and 2011, respectively. The balance of the prepaid rent is reduced and charged to hotel operating costs over the lease term. The Group makes the prepayments without collateral for such payments. As a result, the Group’s claims for such prepayments would rank only as an unsecured claim, which expose the Group to the credit risks of the lessors.

(p)	Accrued membership reward program costs

Under the Group’s membership reward program, members enjoy discounts on room rates, receive priority in making hotel reservations, and accumulate membership credit points for their paid stays. When the credit points reach a specified level, members are eligible to redeem credit points earned for upgrades, free room nights or other gifts. The membership credit points expire after two years from the respective dates they are earned.

The estimated incremental costs to provide membership upgrades, free room nights and gifts for the credit points earned by members are recorded as accrued membership reward program costs with a corresponding charge to hotel operating costs in the consolidated statements of operations. The estimated incremental costs are recognized based on historical redemption rates. The liability for membership reward program is reduced upon the redemption or expiration of the credit points.

(q)	Refundable deposits

Refundable bank deposits represent amounts held by the Group in order to secure the management hotel owners to perform their obligations stipulated in the hotel management agreements. Upon expiration of the agreement, deposits are released by the Group and refunded to the manage hotel owners.

(r)	Deferred rebate income

The Group entered into a contract with a bank for American Depositary Receipt (“ADR”) depository service of 10 years (the “service contract”). In order to secure the customer relationship, the bank provides rebates to the Group which is refundable to the extent of an early termination of the service contract by the Group. The Group recognizes revenue from the rebates over the contract term. For the years ended December 31, 2009, 2010 and 2011, the Group received rebates of nil, RMB7,162 and RMB860 (US$140) and recognized revenue of nil, RMB716 and RMB643 (US$102), respectively.

(s)	Retirement and other postretirement benefits

Pursuant to relevant PRC regulations, the Company’s PRC subsidiaries and VIEs are required to make contributions to various defined contribution plans organized by the PRC government. The contributions are made for each qualifying PRC employee at 12% on a standard salary base as determined by the PRC governmental authority. For the years ended December 31, 2009, 2010 and 2011, contributions to the defined contribution plans were RMB11,990, RMB14,138 and RMB16,879 (US$2,682), respectively.

The Group has no other obligation for the payment of employee benefits associated with these plans beyond the contributions described above.

(t)	Share-based payments

The Group measures the costs of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the costs over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award (as measured based on the grant-date fair value of the equity instrument) is expensed on the grant date. For employee share options granted with graded vesting based only on a service condition, the Group treats each vesting tranche as a separate award with compensation cost for each award recognized over its vesting period.

When there is a modification of the terms and conditions of an award of equity instruments, the Company measures the pre-modification and post-modification fair value of the equity instruments as of the modification date and recognizes the incremental value as compensation cost over the remaining service period.

(u)	Earnings (losses) per share

Basic earnings (losses) per ordinary share is computed by dividing net income (loss) attributable to 7 Days Group Holdings Limited ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income attributable to 7 Days Group Holdings Limited is allocated between ordinary shares and other participating securities based on participating rights in undistributed earnings. For the year ended December 31, 2009, the Company’s Series A convertible preferred shares, Series B convertible preferred shares and Series C convertible preferred shares were participating securities since the holders of these securities participate in dividends on the same basis as ordinary shareholders. These participating securities were not included in the computation of basic loss per ordinary share in 2009 because the Company reported a net loss and, based on the contractual rights and obligations of these participating securities, these participating security holders had no obligation to share in the losses of the Company.

Diluted earnings (losses) per ordinary share is calculated by dividing net income (loss) attributable to 7 Days Group Holdings Limited ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the year. For the periods presented, ordinary share equivalents consisted of the ordinary shares issuable upon the exercise of the ordinary share purchase warrants and share options (using the treasury stock method), and upon the conversion of the Group’s Series A convertible preferred shares, Series B convertible preferred shares and Series C convertible preferred shares (using if-converted method). Potential dilutive securities are not included in the calculation of diluted earnings (losses) per share if the impact is anti-dilutive.

(v)	Commitments and contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims that cover a wide range of matters, including, among others, fire prevention, environmental, public safety, health and sanitary regulations. In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 450, Contingencies, an accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

(w)	Statutory reserves

Under the PRC rules and regulations, the Company’s subsidiaries and VIEs incorporated in the PRC are required to transfer 10% of their net profit, as determined in accordance with the relevant PRC laws and regulations, to a statutory surplus reserve annually until the reserve balance reaches 50% of the respective subsidiaries’ or VIEs’ registered capital. The transfer to this reserve must be made before distribution of dividends to the shareholders can be made. The statutory surplus reserve can be used to make good previous years’ losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholdings or by increasing the par value of the shares currently held by the shareholders, provided that the balance of the statutory surplus reserve after such issue is not less than 25% of the registered capital.

As of December 31, 2010 and 2011, the statutory surplus reserve recorded by the Company’s subsidiaries and VIEs incorporated in the PRC amounted to RMB12,828 and RMB21,050 (US$3,345), respectively.

(x)	Segment reporting

The Group’s chief operating decision maker has been identified as its Chief Executive Officer. The Group has one operating segment, namely hotel operation. All of the Group’s operations and customers are located in the PRC; consequently, no geographic information is presented.

(y)	Fair value measurements

The Group applies the provisions of FASB ASC Subtopic 820-10, Fair Value Measurements, or ASC Subtopic 820-10, for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements. ASC Subtopic 820-10 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC Subtopic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and the assumptions that market participants would use when pricing the asset or liability.

ASC Subtopic 820-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC Subtopic 820-10 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

·	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access at the measurement date.

·	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

·	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The Group did not have any assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2010 and 2011.

(z)	Variable Interest Entities

During 2010 and 2011, the Group made investments in several entities in which it held 51% equity interest in each of the entities as of December 31, 2011. The remaining 49% equity interest in these entities is held by individuals (the 49% equityholders). These entities are established to open hotels to be operated as hotels to be acquired and then operated by the Group. The entities are VIEs because the total equity investment at risk (paid-in capital of RMB1.0 million) of each of these entities is not sufficient to finance their intended activities without additional subordinated financial support. The Group’s variable interests in the VIEs include (1) subordinated debt provided by the Group to the VIEs to support construction and ongoing operation of the VIEs, which contractually could be only provided by the Group and no other parties; (2) a call option granted by each VIE to the Group, which allows the Group to acquire the hotels opened by the VIE within 180 days after the commencement of operation of the hotel; and (3) 51% equity interest in each VIE.

Since the Group is the sole subordinated debt holder, the exclusive hotel management service provider, the call option holder and the 51% equityholder, the Group has the power to direct the most significant activities of VIEs, such as hotel development and construction, ongoing hotel operation and sale of hotels.

The Group has the obligation to absorb losses from VIEs that could potentially be significant to the VIEs due to the subordinated debt issued by the Group to the VIEs without pledge of assets and guarantee. Under the terms of equityholders agreement, all undistributed cumulative earnings of the VIEs are attributed to the 49% equityholders. Accordingly the Group does not have rights to any profits earned by the VIEs. Losses are allocated to the equityholders and the Group on the basis of their relative equity interests ownership.

The Group has (i) the power to direct the activities of the VIEs that most significantly impact their economic performance; and (ii) the obligation to absorb losses from the VIEs that could potentially be significant to them. Therefore, the Group is considered to be the primary beneficiary of the VIEs and the financial statements of the VIEs are consolidated in the Company’s consolidated financial statements.

The assets and liabilities of the VIEs as of December 31, 2010 and 2011 and revenues and net loss for the years ended December 31, 2010 and 2011 are as follows:

	December 31,
	2010	2011
	RMB	RMB
ASSETS

Current assets:
Cash	1,998	12,734
Accounts receivable	-	950
Other prepaid expenses and current assets	1,979	18,290
Hotel supplies	-	4,062
Total current assets	3,977	36,036

Property and equipment, net	-	114,088
Rental deposits	1,000	5,445
Total assets	4,977	155,569

LIABILITIES AND EQUITY

Current liabilities:
Accounts payable	205	48,297
Accrued expenses and other payables	-	5,834
Amount due to related parties (Note i)	-	17,529
Total current liabilities	205	71,660

Long-term borrowings from related parties (Note i)	3,000	114,017
Total liabilities	3,205	185,677

Equity:

Paid-in capital	2,000	6,000
Additional paid-in capital	-	4,302
Accumulated deficit	(228)	(40,410)
Total equity	1,772	(30,108)

Total liabilities and equity	4,977	155,569

Notes:

(i)	Amounts due to related parties represent the amount paid by two subsidiaries, 7 Days Inn (Shenzhen) Co., Ltd. (“7 Days Shenzhen”) and 7 Days Four Seasons Hotel (Guangzhou) Co., Ltd. (“7 Days Four Seasons”) on behalf of the managed hotels of the Group relating to daily hotel supplies. Amount due to related parties and long-term borrowings from related parties are eliminated on consolidation.

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Revenues	-	-	22,005
Net loss	-	228	40,182

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Net cash used in operating activities (Note ii)	-	(3,002)	(25,665)
Net cash used in investing activities (Note ii)	-	-	(78,616)
Net cash provided by financing activities (Note ii)	-	5,000	115,017

Notes:

(ii)	Nil and RMB17,529 provided by operating activities for the years ended December 31, 2010 and 2011, nil and RMB21,120 provided by investing activities for the years ended December 31, 2010 and 2011, and RMB3,900 and RMB113,057 provided by financing activities for the years ended December 31, 2010 and 2011 are eliminated on consolidation.

All of the assets of the VIEs can be used only to settle obligations the VIEs. None of the assets of VIEs has been pledged or collateralized. The creditors of the VIEs do not have recourse to the general credit of the Group.

(aa)	Recently issued accounting standards

In May 2011, the FASB issued accounting guidance related to fair value measurements (ASC 820 Fair Value Measurements and Disclosures). The new guidance provides clarification to existing standards, and also provides new required disclosures, primarily related to Level 3 fair value measurements. This new guidance is effective during interim and annual periods beginning after December 15, 2011 and is to be applied prospectively. The Group’s adoption of this update is not expected to have an impact on the Group’s results of operations or financial position.

In June 2011, the FASB issued accounting guidance related to the presentation requirements for components of comprehensive income (ASC 220 Comprehensive Income). Under this guidance, entities will be required to report the components of net income and comprehensive income either in one continuous statement, or in two separate, but consecutive, statements. This guidance will be effective during interim and annual periods beginning after December 15, 2011 with early adoption permitted. The Group did not adopt the presentation requirements related to this update for the year ended December 31, 2011. This update relates to disclosure requirements only and as such will not impact the Group’s results of operations or financial position upon adoption.

In December 2011, the FASB issued Accounting Standard Update (“ASU”) No. 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities, in relation to disclosing information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position. This standard is effective for annual periods beginning January 1, 2013, and interim periods within those annual periods with retrospective application required. The Company does not expect that the adoption of this standard will have a material impact on its results of operations or financial position.

OTHER PREPAID EXPENSES AND CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER PREPAID EXPENSES AND CURRENT ASSETS
3	OTHER PREPAID EXPENSES AND CURRENT ASSETS

Other prepaid expenses and current assets consist of the following:

		December 31,
		2010	2011	2011
		RMB	RMB	US$

Advances to employees		3,562	6,855	1,089
Prepaid advertising		4,508	3,581	569
Prepaid utilities and network expenses		8,188	11,142	1,770
Utility and other deposits		4,025	3,963	630
Receivables from managed hotels	Note (a)	4,900	11,965	1,901
Receivables from landlords (see Note 4)	Note (b)	5,500	6,728	1,069
Amounts due from option plan administrator	Note (c)	2,369	61	10
Prepaid maintenance & cleaning		1,124	3,460	550
Prepayment for hotel supplies		1,316	1,671	265
Prepaid rent for employee dormitory		1,411	1,703	271
Other		5,224	7,121	1,131

Total other prepaid expenses and current assets		42,127	58,250	9,255

Less: allowance for doubtful accounts	Note (b)	-	(5,700)	(906)

Other prepaid expenses and current assets, net		42,127	52,550	8,349

Notes:

(a)	Amounts represent primarily amount paid on behalf of managed hotels for procurement of daily hotel supplies and materials for hotel renovation projects.
(b)	Amount represents compensation receivables due from the landlords for early termination of leases and from adjudicated claim in relation to the cancellation of equity transfer agreement to acquire a hotel. As of December 31, 2010 and 2011, the Group recorded compensation receivables of RMB5.5 million and RMB1.0 million (US$0.2), respectively, for early termination of lease due to the demolition of the properties. In 2011, the Group recognized RMB5.7 million receivable in relation to an adjudicated claim against a third party for a lawsuit. As of December 31, 2011, the Group made a full allowance for the receivable from the adjudicated claim.
(c)	Amount represents receivables from option plan administrator relating to exercise of employee share options as of December 31, 2010 and 2011.

The following table presents the movement of allowance for doubtful accounts for the years ended December 31, 2009, 2010 and 2011.

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Balance at the beginning of the year	-	-	-	-
Additions charged to bad debt expense for the year	-	-	(5,700)	(906)
Balance at the end of the year	-	-	(5,700)	(906)

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT
4	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2010	2011	2011
	RMB	RMB	US$

Leasehold improvements	1,514,648	2,013,896	319,976
Hotel fixtures and equipment	238,401	305,844	48,594
Motor vehicles	542	550	87
Construction in progress	32,543	35,223	5,596
Total property and equipment	1,786,134	2,355,513	374,253
Less: Accumulated depreciation and amortization	(430,580)	(654,082)	(103,923)
Total property and equipment, net	1,355,554	1,701,431	270,330

Depreciation and amortization expense of property and equipment is allocated to the following expense items:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Hotel operating costs	144,417	178,279	241,020	38,294
Sales and marketing expenses	33	37	38	6
General and administrative expenses	1,723	2,447	4,233	673
Total depreciation and amortization expense	146,173	180,763	245,291	38,973

For the years ended December 31, 2009, 2010 and 2011, interest cost capitalized amounted to RMB1,077, RMB75 and nil, respectively.

During the year ended December 31, 2010, the Group recorded a receivable of RMB 5,500 from the landlord of one of the Group’s leased-and-operated hotels in exchange for the Group agreeing to early terminate an operating lease. The receivable was collected in January 2011. The Group recorded a net gain on early termination of the lease in the amount of RMB1,397, which represented the amount of cash settlement to be received net of the write-off of unamortized leasehold improvements of RMB3,898 and direct costs of RMB205. During the year ended December 31, 2011, the Group obtained RMB6,801 (US$1,081) compensation from the landlords of two of the Group’s leased-and-operated hotels in exchange for the Group agreeing to early terminate the operating lease. As of December 31, 2011, major portion of such compensation has been settled and RMB1,000 (US$159) was outstanding. The Group recorded net losses on early termination of such lease in the amount of RMB1,916 (US$304), which represented the amount of compensation net of the write-off of unamortized leasehold improvements of RMB8,717 (US$1,385). The net gain or losses has been included as a component of general and administrative expenses in the consolidated statements of operations.

The Group did not recognize any impairment losses for property and equipment for the year ended December 31, 2009. The Group recognized impairment losses of RMB5,471 and RMB13,060 (US$2,075) for the year ended December 31, 2010 and 2011, respectively, in respect of leasehold improvements and hotel fixtures and equipment of certain loss-making leased-and-operated hotels. The Group estimated that the carrying amounts of these leasehold improvements and hotel fixtures and equipment would not be recoverable through future cash flows. The fair value of the property and equipment was based on the discounted future cash flows of the assets. The impairment losses were included in general and administrative expenses in the consolidated statements of operations and amounted to nil, RMB5,471 and RMB13,060 (US$2,075) for the year ended December 31, 2009, 2010 and 2011, respectively.

INTANGIBLE ASSETS AND UNFAVORABLE LEASE CONTRACT LIABILITY	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS AND UNFAVORABLE LEASE CONTRACT LIABILITY
5	INTANGIBLE ASSETS AND UNFAVORABLE LEASE CONTRACT LIABILITY

Intangible assets consist of the following:

	December 31,
	2010	2011	2011
	RMB	RMB	US$

Favorable lease contracts	-	24,924	3,960
Brand name	-	5,626	894
Total intangible assets	-	30,550	4,854
Less: Accumulated amortization	-	(124)	(20)
Total intangible assets, net	-	30,426	4,834

Unfavorable lease contract liability

	December 31,
	2010	2011	2011
	RMB	RMB	US$

Unfavorable lease contracts	-	7,812	1,241
Less: Accumulated amortization	-	-	-
Unfavorable lease contract liability	-	7,812	1,241

Amortization expense of intangible assets is allocated to hotel operating costs and general and administrative expense respectively.

The estimated net amortization expenses of the Group’s intangible assets and unfavorable lease contracts for the next five years is as follows:

For the year ending December 31	Amortization for intangible assets	Amortization for unfavorable lease contracts	Net amortization
	RMB	RMB	RMB
2012	4,205	(676)	3,529
2013	4,205	(676)	3,529
2014	4,205	(676)	3,529
2015	4,205	(676)	3,529
2016	3,716	(676)	3,040
Thereafter	9,890	(4,432)	5,458
Total	30,426	(7,812)

INVESTMENT IN AND ADVANCES TO AN AFFILIATE	12 Months Ended
Dec. 31, 2011
INVESTMENT IN AND ADVANCES TO AN AFFILIATE
6	INVESTMENT IN AND ADVANCES TO AN AFFILIATE

The Group acquired a 30% equity interest in Wuxi Shenglong Hotel Management Limited (“Wuxi Shenglong”) in March 2006. The 30% equity interest in Wuxi Shenglong is held directly by Mr. Zheng Nanyan, Chief Executive Officer and director of the Company, for the benefit of the Company pursuant to an agreement entered into between Zheng Nanyan and the Company. Wuxi Shenglong is engaged in the business of operating an economy hotel in Jiangsu, the PRC. The Group and other shareholders of Wuxi Shenglong make advances to Wuxi Shenglong in proportion to their respective percentage of equity interests in Wuxi Shenglong. As of December 31, 2010, the advances, net of repayment, made by the Group to Wuxi Shenglong to fund its operations amounted to RMB1,347. On May 1, 2011, the Group acquired the remaining 70% equity interest in Wuxi Shenglong for a cash consideration of RMB2,900 (US$461). Accordingly, Wuxi Shenglong has been consolidated and included in the Company’s consolidated financial statements from May 1, 2011 onwards.

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
7	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

		December 31,
		2010	2011	2011
		RMB	RMB	US$

Accrued payroll and employee benefits		78,106	96,870	15,391
Advance payments received from customers	Note (a)	38,195	65,025	10,331
Advance payments received from managed hotels for procurement	Note (b)	52,199	138,312	21,976
Accrued rent		14,067	15,302	2,431
Accrued business and surcharges taxes		13,870	16,466	2,616
Accrued membership reward program costs		5,460	2,327	370
Advance receipt of hotel service fees	Note (c)	14,780	17,288	2,747
Payables for acquisition of hotel assets	Note (d)	46,745	47,574	7,559
Other		17,628	19,144	3,042
Total accrued expenses and other payables		281,050	418,308	66,463

Notes:

(a)	Amounts represent primarily advance payments from corporate customers.
(b)	Amounts represent primarily advance payments received from managed hotels for procurement of daily hotel supplies and materials for hotel renovation projects.
(c)	Amounts represent primarily the advance payments of consultation fee from owners of managed hotels.
(d)	Amounts represent payables for acquired hotel assets, such as fixtures and equipment, etc.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
8	INCOME TAXES

The Company’s Hong Kong subsidiaries, PRC subsidiaries and VIEs file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

Hong Kong

7 Days Inn Group (HK) Limited was incorporated in Hong Kong on November 29, 2007 and does not derive any income which is subject to Hong Kong Profits Tax. Accordingly, no provision for Hong Kong Profits Tax was required. The payments of dividends by Hong Kong companies are not subject to any Hong Kong withholding tax.

PRC

Effective from January 1, 2008, under the new Enterprise Income Tax law (“new EIT law”) which was passed by the National People’s Congress on March 16, 2007, the PRC’s statutory income tax rate is 25%.

The new EIT law and its relevant regulations (i) provide a 5-year transition period from January 1, 2008 for companies established before March 16, 2007 and which were entitled to preferential lower tax rates under the then effective tax laws and regulations, and (ii) grandfather certain tax holidays. The transitional tax rates are 20%, 22%, 24% and 25% for 2009, 2010, 2011 and 2012 onwards, respectively. Prior to 2008, 7 Days Shenzhen and its branch hotels located in Shenzhen were subject to a preferential income tax rate of 15%. Further, 7 Days Shenzhen including all of its branch hotels were entitled to a tax holiday of a full year tax exemption followed by a two-year 50% tax exemption from 2007 to 2009.

During 2010, as a software development company, Guangzhou Seven Software Development Co., Ltd. (“Guangzhou Seven”) was entitled to a tax holiday of a two-year full tax exemption followed by a three-year 50% tax exemption from 2010 to 2014.

The Company’s PRC subsidiaries and VIEs are subject to income tax at 25% except for the following:

(i)	7 Days Shenzhen and its branch hotels located in Shenzhen are subject to income tax at 10%, 22%, 24% and 25% for 2009, 2010, 2011 and 2012 onwards, respectively; while its branch hotels located outside Shenzhen are subject to income tax rate at 12.5% for 2009, and at 25% from 2010 onwards.

(ii)	Guangzhou Seven was exempt from income tax in 2010 and 2011, and is subject to income tax at 12.5% from 2012 to 2014 and at 25% from 2015 onwards.

Under the new EIT law and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from PRC-resident enterprises, such as the Company’s PRC subsidiaries. Undistributed earnings prior to January 1, 2008 are exempt from withholding tax. The Company plans to distribute the retained earnings of Guangzhou Seven to its Hong Kong holding company and has accrued deferred tax liabilities amounting to RMB3,031 (US$481) as of December 31, 2011. The Company has not provided for income taxes on accumulated earnings of 7 Days Shenzhen amounting to RMB70,183 and RMB98,831 (US$15,702) and other PRC subsidiaries amounting to RMB52,083 and RMB131,362 (US$20,871) that are subject to the PRC withholding tax at 10% as of December 31, 2010 and 2011, respectively, since these earnings are planned to be permanently reinvested. The estimated amounts of unrecognized deferred tax liabilities relating to the undistributed earnings of 7 Days Shenzhen amounted to RMB7,018 and RMB9,883 (US$1,570) and other PRC subsidiaries amounted to RMB5,208 and RMB13,136 (US$2,087) as of December 31, 2010 and 2011, respectively. Further, interest income on the loans advanced to the PRC entities by non-PRC-resident enterprises is subject to PRC interest withholding tax at 10%.

The Group’s income (loss) before income taxes consists of the following jurisdictions:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Cayman Islands	(193,847)	2,150	7,698	1,223
PRC, excluding Hong Kong	86,727	151,949	140,507	22,323
Hong Kong	(41)	982	2,037	324
Total income (loss) before income taxes	(107,161)	155,081	150,242	23,870

The Group’s income tax benefit (expense) in the consolidated statements of operations consists of the following:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
PRC income tax
Current tax expense	(14,381)	(48,292)	(61,680)	(9,800)
Deferred tax benefit	19,333	12,459	25,421	4,039
Total income tax benefit (expense)	4,952	(35,833)	(36,259)	(5,761)

The reconciliation between the actual income tax benefit (expense) reported in the consolidated statements of operations and the amounts computed by applying the PRC statutory tax rate of 25%, (the PRC statutory tax rate was used because substantially all of the Company’s operations are in the PRC) to income (loss) before income taxes is as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Computed expected income tax benefit (expense)	26,790	(38,770)	(37,560)	(5,968)
Non-PRC entities not subject to income tax	(48,472)	783	2,434	387
PRC tax rate differential, preferential rate	2,645	1,129	223	35
Tax holiday (Note i)	5,289	1,229	4,693	746
PRC interest withholding tax	-	(937)	(1,383)	(220)
Non-deductible expenses
Staff costs	(4,299)	(1,787)	(3,420)	(544)
Entertainment expense	(590)	(494)	(2,141)	(340)
Interest expense	(280)	(305)	(863)	(137)
Other	(852)	(457)	(1,824)	(290)
Change in valuation allowance	24,721	3,776	6,613	1,051
PRC dividend withholding tax	-	-	(3,031)	(481)
Actual income tax benefit (expense)	4,952	(35,833)	(36,259)	(5,761)

Note:

(i)	The effect of tax holiday for the years ended December 31, 2009, 2010 and 2011 reduced/increased basic and diluted losses/earnings per ordinary share by RMB0.08, RMB0.01 and RMB0.03, respectively.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities as of December 31, 2010 and 2011 are presented below:

	December 31,
	2010	2011	2011
	RMB	RMB	US$
Deferred tax assets:
- Accrued lease payments	12,636	13,250	2,105
- Pre-operating expenses	1,297	419	67
- Tax losses carryforwards	23,643	34,999	5,561
- Deferred revenue	486	193	31
- Accrued membership reward program costs	1,951	582	92
- Share-based compensation	3,724	14,414	2,290
- Accrued expenses	9,696	15,253	2,424
- Allowance for doubtful accounts	-	1,425	226
- Unfavorable lease contract liability	-	1,953	310
- Property and equipment	1,368	4,632	736
Total gross deferred tax assets	54,801	87,120	13,842

Less: valuation allowance	(17,005)	(12,628)	(2,006)
Net deferred tax assets	37,796	74,492	11,836

Deferred tax liabilities:
- PRC dividend withholding tax	-	(3,031)	(481)
- Property and equipment	(1,919)	(1,627)	(259)
- Intangible assets	-	(7,584)	(1,205)
- Others	-	(877)	(140)
Total deferred tax liabilities	(1,919)	(13,119)	(2,085)

Net deferred tax assets	35,877	61,373	9,751

Classification on consolidated balance sheets:

Deferred tax assets
- Current	23,001	19,842	3,152
- Non-current	12,876	46,096	7,324
Deferred tax liabilities
- Non-current	-	(4,565)	(725)

The decrease in the valuation allowance during the years ended December 31, 2010 and 2011 were RMB3,776 and RMB4,377 (US$695), respectively. As of December 31, 2011, valuation allowances were provided against the deferred tax assets of certain subsidiaries, which were at cumulative loss positions. The decrease in valuation allowance in 2011 was mainly due to certain subsidiaries generated taxable income during 2011 and which are also expected to generate further taxable income in 2012 and onwards.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryforward periods), projected future taxable income, and tax planning strategies in making this assessment. As of December 31, 2011, the Group recognized net deferred tax assets of RMB74,492 (US$11,836), among which RMB32,796 (US$5,211) mainly relate to the tax benefits of (i) RMB54,753 (US$8,699) in gross tax loss carryforwards, which expire in varying amounts between 2012 and 2016, and (ii) RMB42,139 (US$6,695) in share-based compensation expense that are expected to be realized between 2013 and 2020. The realization of these tax benefits is dependent on the generation of sufficient taxable income prior to expiration of the tax loss carryforwards and at the time the share-based compensation expense is tax deductible. Management believes it is more likely than not that the Group will realize the benefits of deferred tax assets, net of the existing valuation allowances as of December 31, 2010 and 2011. The amount of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

As of December 31, 2011, tax loss carryforwards amounted to RMB139,996 (US$22,243), of which RMB11, RMB35,661, RMB24,502, RMB13,927 and RMB65,895 will expire if unused by the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.

A reconciliation of the beginning and ending amount of the Company’s unrecognized tax benefits for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Balance at the beginning of the year	-	-	-	-
Increase related to prior year tax position	-	-	3,474	552
Increase related to current year tax position	-	-	3,170	503
Balance at the end of the year	-	-	6,644	1,055

Included in the balance of total unrecognized tax benefits as of December 31, 2011 was potential tax benefits of RMB6,644 (US$1,055) that, if recognized, would affect the effective rate. The Company is currently unable to provide an estimate of a range of the total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months. No interest and penalty expenses were recorded as of and for the years ended December 31, 2009, 2010 and 2011.

The Company’s PRC subsidiaries and VIEs file income tax returns in the PRC. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations will be extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (US$15). In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The PRC income tax returns for the Company’s PRC subsidiaries and VIEs for the years beginning in 2006 are open to examination by the PRC state and local tax authorities.

SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2011
SHORT-TERM BANK LOANS
9	SHORT-TERM BANK LOANS

As of December 31, 2011, the Group’s short-term bank loans drawn from certain PRC commercial banks amounted to RMB334,686 (US$53,176). The maturity of the loans is from 6 to 12 months. The loans bear the interest rates from 7.216% to 7.544% per annum. No pledge of assets or guarantee is required for the short-term bank loans.

SENIOR NOTES PAYABLE AND ORDINARY SHARE PURCHASE WARRANTS	12 Months Ended
Dec. 31, 2011
SENIOR NOTES PAYABLE AND ORDINARY SHARE PURCHASE WARRANTS
10	SENIOR NOTES PAYABLE AND ORDINARY SHARE PURCHASE WARRANTS

On September 10, 2007, the Company issued senior notes and 800 warrants to purchase ordinary shares for a total consideration of US$80,000 (RMB600,864). The total number of ordinary shares issuable upon the exercise of the 800 warrants was determined based on a formula defined in the respective agreement and in no event should exceed 7.5% of the then ordinary shares equivalents. Each of the senior notes and warrants is transferable separately and there are no terms requiring the surrender of senior notes when the warrants are exercised. Since the Company may be required to redeem the warrants for cash under the “put option” or “alternative put option” requirements, as described below, these warrants were classified as liabilities and considered detachable from the senior notes.

The senior notes have a principal amount of US$80,000 and bear interest at a floating rate of LIBOR plus 5.5% per annum (8.6225% as of December 31, 2008) payable on a semi-annual basis and are due on September 10, 2010. The Company subsequently entered into a supplemental agreement with the senior note holders to increase the interest rate for the senior notes to LIBOR plus 8% per annum, beginning from July 1, 2009.

Debt issuance costs of senior notes amounted to US$3,890 (RMB29,216) and were amortized over the term of senior notes using the effective interest method. The amortization of debt issuance costs of RMB9,185 (US$1,346) for the year ended December 31, 2009 was recorded as interest expense in the consolidated statements of operations.

The Company recognized a discount on senior notes based on the estimated fair value of the related warrants at the issuance date of US$10,027 (RMB75,453). The discount was recorded as a reduction of the carrying value of the senior notes payable and was amortized over the term of the senior notes using the effective interest method.

On September 25, 2007, the Company entered into an interest rate derivative contract with a financial institution to limit the maximum interest rate exposure of the LIBOR portion of the senior notes to 6.0% per annum. The initial cost of the interest rate derivative contract was US$184 (RMB1,409). The estimated fair value of the interest rate derivative contract was determined by management based on a quotation obtained from a commercial bank, which is the quoted price for a similar derivative contract in an active market with the same remaining unexpired period. The change in the fair value of RMB6 for the year ended December 31, 2009, was recognized in interest expense in the consolidated statements of operations. The derivative contract was terminated in December 2009 upon the redemption of the senior notes.

Pursuant to the senior notes indenture agreement, the Company repaid the entire principal amount and unpaid interest on the senior notes in December 2009 subsequent to the completion of the Company’s IPO. In connection with the repayment of senior notes, the unamortized debt issuance costs and discount of US$3,847 (RMB26,272) plus the related legal fee of RMB205 were recognized as a loss on debt extinguishment for the year ended December 31, 2009.

In conjunction with the issuance of senior notes, the Company issued 800 warrants to purchase ordinary shares. The warrants have a four year term and are exercisable upon the occurrence of an IPO, or a Block Trade which is defined as either (i) the sale, transfer, or other disposition of substantially all of the Company’s assets; or (ii) any transaction by any sponsor or its affiliates pursuant to which 25% or more of the ordinary shares of the Company then held by such sponsor or its affiliates is sold or transferred to any person that is not an affiliate or sponsor of the Company. “Sponsor” is defined as either Mr. He Boquan, who is a director and major shareholder of the Company, Zheng Nanyan, or WP RE (Cayman) International Ltd., the holder of Series A convertible preferred shares (see Note 11), and any of their respective affiliates. The exercise price of the warrants is calculated using a predetermined formula based on the date of exercise and price per ordinary share of the IPO or Block Trade, and ranges from 20% to 50% of the IPO or Block Trade price. Payment of the warrant exercise price may be made by delivery of cash, by tendering warrants (with the value of such warrants based on the public offering price), by tendering outstanding senior notes or by a combination thereof.

Subsequent to the warrants being initially recognized as a liability on the date of issuance, the changes in the fair value of the warrants were charged to the consolidated statements of operations.

Upon completion of the Company’s IPO in November 2009, the total number of shares issuable was 7,272,727 ordinary shares at an exercise price of US$0.92 per share, representing 25% of the public offering price of US$3.67 per ordinary share. The fair value of ordinary share purchase warrants immediately prior to the completion of the Company’s IPO was determined to be US$20,000 and the increase in the fair value of the warrants of US$11,181 (RMB76,376) was charged to the consolidated statements of operations for the year ended December 31, 2009. Because the ordinary share purchase warrant holders elected to exercise the warrants by tendering warrants as payment of the exercise price, the number of ordinary shares issued to warrant holders was reduced by 1,818,182 ordinary shares to 5,454,545 ordinary shares.

SERIES A, SERIES B AND SERIES C CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
SERIES A, SERIES B AND SERIES C CONVERTIBLE PREFERRED SHARES
11	SERIES A, SERIES B AND SERIES C CONVERTIBLE PREFERRED SHARES

Pursuant to the Series A Preferred Share Subscription Agreement dated November 7, 2006, the Company issued 15,724,432 Series A convertible preferred shares (“Series A Preferred Shares”) to WP RE (Cayman) International Ltd. for US$10,000 (RMB78,697) in aggregate or US$0.64 (RMB5.00) per share (“the Series A issue price”), exclusive of issuance costs of RMB403.

The Series A Preferred Shares are not redeemable at the option of the holders or the Company. The Company has determined that there was no embedded beneficial conversion feature attributable to the Series A Preferred Shares at the issuance date since the initial conversion price of the Series A Preferred Shares of US$0.64 (RMB5.00) per share was greater than the estimated fair value of the Company’s ordinary shares of US$0.38 (RMB3.02) per share as of November 7, 2006.

Pursuant to the Series B Preferred Share Subscription Agreement dated May 22, 2007, the Company issued 7,862,216 Series B Preferred Shares to three parties, namely He Boquan, Fortune News International Limited, which is a company owned by Zheng Nanyan, and WP RE (Cayman) International Ltd., at a price of US$1.91 (RMB14.64) per share (“the Series B issue price”) for a cash consideration of US$11,154 (equivalent to RMB85,660) and the exchange of shareholder borrowings of HK$30,000 (equivalent to RMB29,443) from He Boquan, exclusive of issuance costs of RMB360.

The Series B Preferred Shares are not redeemable at the option of the holders. If the Company elects to redeem the Series B Preferred Shares (“Series B Preferred Shares”), the redemption price will be determined by mutual agreement among the Company and the holders of Series B Preferred Shares. The Company has determined that there was no embedded beneficial conversion feature attributable to the Series B Preferred Shares at the issuance date since the initial conversion price of the Series B Preferred Shares of US$1.91 (RMB14.64) per share was negotiated and agreed between the Company and the three parties on an arm’s length basis and was greater than the estimated fair value of the Company’s ordinary shares of US$1.41 (RMB10.79) per share.

Pursuant to the Series C Preferred Share Subscription Agreement dated October 1, 2008, the Company issued 16,564,144 Series C convertible preferred shares (“Series C Preferred Shares”) to Happy Travel Limited, a third party investor on October 10, 2008, and 4,969,243 Series C Preferred Shares to WP RE (Cayman) International Ltd. at a price of US$3.02 (RMB20.62) per share (“the Series C issue price”) for a total consideration of US$65,000 (RMB443,768), exclusive of issuance costs of RMB7,340.

The Series C Preferred Shares are not redeemable at the option of the holders or the Company. The Company has determined that there was no embedded beneficial conversion feature attributable to the Series C Preferred Shares at the issuance date since the initial conversion price of the Series C Preferred Shares of US$3.02 (RMB20.62) per share was greater than the estimated fair value of the Company’s ordinary shares of US$1.88 (RMB12.86) per share as of October 10, 2008.

Because the Company’s IPO in November 2009 was not a Qualified IPO (A Qualified IPO is defined as an IPO of the Company’s shares on a recognized stock exchange with minimum market capitalization as stated in the related Preferred Share Subscription Agreements), the Company’s five ordinary shareholders and holders of Series B Preferred Shares transferred a total of 234,779 ordinary shares and 922,758 Series B Preferred Shares to the holders of Series C Preferred Shares for nominal consideration in 2009.

The share transfer was accounted for as an inducement to the conversion of the Series C Preferred Shares. The excess of the fair value of the shares being transferred over the nominal consideration paid by the holders of Series C Preferred Shares of RMB28,993 was credited to additional paid-in capital as capital contributions from the Company’s shareholders, with a corresponding amount recorded as deemed dividends to the holders of Series C Preferred Shares. The deemed dividends are reflected as a charge to additional paid-in capital.

ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES
12	ORDINARY SHARES

Pursuant to a resolution passed by the shareholders of the Company on November 6, 2009, the Company’s authorized shares were increased from 150,000,000 to 225,000,000.

As of December 31, 2008, RMB1,418 representing the difference between the total amount received from the shareholders of US$7,322 (RMB60,084) and the total issue price of the 60,000,000 ordinary shares issued of US$7,500 (RMB61,502) was recorded as subscription receivable and presented as a reduction of equity (deficit).

Pursuant to a resolution reached by the Board of Directors of the Company on September 29, 2009, and in accordance with the laws of the Cayman Islands, the Company waived the subscription receivable of RMB1,418 from the ordinary shareholders. The Company accounted for the waiver of the receivable from related parties by charging additional paid-in capital.

On November 20, 2009, in connection with the Company’s IPO, the Company issued 10,100,000 ADSs, representing 30,300,000 ordinary shares. On November 25, 2009, the underwriters exercised their over-allotment options and the Company issued an additional 1,515,000 ADSs, representing 4,545,000 ordinary shares.

On November 25, 2009, all of the 15,724,432 Series A Preferred Shares, 7,862,216 Series B Preferred Shares, and 21,533,387 Series C Preferred Shares were converted into ordinary shares upon completion of the Company’s IPO.

On November 25, 2009, 5,454,545 ordinary shares were issued upon the exercise of the ordinary share purchase warrants.

REVENUES	12 Months Ended
Dec. 31, 2011
REVENUES
13	REVENUES

Revenues by each major category are analyzed as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Room accommodation	1,082,565	1,345,457	1,752,107	278,381
Revenue from managed hotels	7,652	89,702	179,334	28,493
Food, beverage and others sales	21,954	31,013	35,073	5,573
Souvenir card sales	28,458	20,466	34,917	5,548
Membership credit points sales	-	8,453	130	21
Membership reward program	686	3,102	1,174	187
Deferred rebate income	-	716	643	102
Total revenues	1,141,315	1,498,909	2,003,378	318,305

HOTEL OPERATING COSTS	12 Months Ended
Dec. 31, 2011
HOTEL OPERATING COSTS
14	HOTEL OPERATING COSTS

Hotel operating costs consist of the following:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Rent expense	351,945	444,731	571,351	90,779
Staff costs	203,942	233,169	317,374	50,426
Depreciation and amortization	144,417	178,279	241,020	38,294
Hotel supplies	59,392	63,888	97,452	15,484
Utilities	90,542	106,633	145,468	23,113
Laundry expense	30,837	35,663	51,967	8,257
Internet and telecommunication expense	16,777	23,109	30,206	4,799
Costs of souvenir, food and beverage	24,962	31,571	45,855	7,286
Other	48,736	65,884	92,567	14,706
Total hotel operating costs	971,550	1,182,927	1,593,260	253,144

Other mainly includes repairs and maintenance expense, staff uniform costs and traveling expense.

SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2011
SHARE-BASED PAYMENTS
15	SHARE-BASED PAYMENTS

On December 20, 2007, the Company’s Board of Directors approved and adopted an employee share incentive plan, which was subsequently amended and restated on August 15, 2009 and October 21, 2010, respectively (the “Plan”). Under the Plan, the directors may, at their discretion, grant options to the directors and employees of the Group (each a “Grantee”) to subscribe for ordinary shares of the Company. The Company can issue options exercisable up to 14,630,327 ordinary shares under the Plan. The award granted under the Plan can be settled in ordinary shares, or in cash or a form other than ordinary shares. To date, the Company has granted share options only settleable in ordinary shares. Under the Plan, stock options can be granted with an exercise price equal to or greater than the share’s fair value at the date of grant. To facilitate the employee stock exercise process, the Company issues new shares upon share option exercise.

Employee Share Option Grants

During 2009, the Company granted a total of 1,223,300 share options to certain management employees with contractual terms ranging from nine to ten years. The exercise price of these share options ranges from US$3.30 to US$3.60 per share and the grant-date fair value of these share options amounted to RMB8,027 (US$1,175).

During 2010, the Company granted 62,960 share options to certain management employees with contractual terms ranging from seven to ten years. The exercise price of these share options ranges from US$4.16 to US$4.70 per share and the grant-date fair value of these share options amounted to RMB928 (US$137).

During 2011, the Company granted a total of 230,000 share options to certain management employees with a contractual term of seven years. The exercise price of these share options ranges from US$5.79 to US$7.25 per share and the grant-date fair value of these share options amounted to RMB4,997 (US$774).

On December 20, 2011, the Company modified the exercise price of the 242,960 share options granted during 2010 and 2011 with exercise price ranging from US$4.70 to US$7.25, to US$3.79 per share. At the date of modification 239,720 share options out of the 242,960 share options were unvested and expected to vest under the original service periods. The Company determined the incremental compensation cost of RMB268 (US$43) for the modification by comparing the fair value of the modified award to the fair value of the original award measured immediately before the exercise price was modified. The Company recognized RMB43 (US$7) of the incremental compensation cost immediately for the vested share options as of the modification date and the rest ratably over the remaining vesting periods of the award.

All the share options have similar vesting terms, in which 25% of the share options vest and become exercisable ranging from five to twelve months after the grant date and the remaining 75% of the share options vest over the following three years in six equal installments. The Company recognizes the grant-date fair value of the employee share options of each tranche on a graded vesting schedule over each tranche’s vesting period, respectively.

A summary of the share options granted and the activity during the three-year period ended December 31, 2011 is as follows:

		Weighted		Weighted average
	Number of	average		remaining	Aggregate
	options	exercise price		contractual term	intrinsic value

Outstanding as of January 1, 2009	5,743,352	US$	0.91
Granted	1,223,300	US$	3.37
Forfeited	(273,875)	US$	2.00
Cancelled	(83,250)	US$	0.85
Exercise on October 30, 2009	(3,648,352)	US$	0.52

Outstanding as of December 31, 2009	2,961,175	US$	2.31
Granted	62,960	US$	4.08
Forfeited	(162,383)	US$	2.38
Exercise	(579,681)	US$	1.59

Outstanding as of December 31, 2010	2,282,071	US$	2.54

Granted	230,000	US$	3.79
Forfeited	(140,815)	US$	2.80
Exercise	(279,822)	US$	1.83

Outstanding as of December 31, 2011	2,091,434	US$	2.74	6.30 years	US$	2,093

Vested and expected to vest as of December 31, 2011	2,091,434	US$	2.74	6.30 years	US$	2,093

Exercisable as of December 31, 2011	1,383,898	US$	2.33	5.80 years	US$	1,925

The weighted-average grant-date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was US$0.96, US$2.18 and US$3.37 per share, respectively. The Company calculated the fair value of the share options on the date of grant using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized in the following table.

	Awards granted	Awards granted	Awards granted
	in 2009	in 2010	in 2011

Expected volatility	56.52%–56.73%	42.37%–57.53%	43.55%–69.18%
Expected dividend yield	0%	0%	0%
Weighted average risk-free interest rate	2.39%–2.56%	1.87%–2.43%	1.72%–2.82%
Option life (in years)	9.77–10.00	6.83–10.00	7.00
Estimated fair value of underlying ordinary shares	17.40–18.79	28.42–42.69	35.92–48.49
Grant-date fair value of share options	6.27–7.43	13.00–21.50	21.40–22.92

For the years ended December 31, 2009 and 2010, because the Company’s ordinary shares have a limited trading history at the time the options were issued, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in a similar industry. For the year ended December 31, 2011, the Company estimates the expected volatility based on the historical volatility of the Company and the historical volatilities of comparable publicly traded companies engaged in a similar industry. The Company uses historical data to estimate employee termination within the valuation model. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding.

Prior to the initial public offering, the estimated fair value of the underlying ordinary shares on each date of grant was determined by management based on a retrospective valuation conducted by an independent valuation firm, using the income approach, which requires the estimation of future cash flows, and the application of an appropriate discount rate with reference to comparable listed companies engaged in a similar industry to convert such future cash flows to a single present value.

A summary of the share-based compensation expense for share options is as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Hotel operating costs	1,641	1,234	1,721	273
Sales and marketing expenses	678	255	261	42
General and administrative expenses	8,718	4,505	21,943	3,487
Total share-based compensation expense	11,037	5,994	23,925	3,802

The total intrinsic value of share options exercised during the years ended December 31, 2009, 2010 and 2011 amounted to RMB78,299, RMB25,503 and RMB8,997 (US$1,430), respectively. The intrinsic value is calculated as the difference between the estimated fair value of the underlying ordinary share on the date of exercise and the exercise price of the shares. For the options exercised on October 30, 2009, the fair value of the underlying ordinary share on the date of exercise was determined by management to be the IPO price as the share options were exercised near the Company’s IPO date on November 25, 2009.

As of December 31, 2011, there were unrecognized compensation costs of approximately RMB11,738 (US$1,865) related to unvested share options. These costs are expected to be recognized over the remaining weighted-average vesting period of 1.1 years.

Conditional Share Options Grants

During 2009, the Company granted 347,300 share options to certain management employees with contractual terms ranging from 10 to 10.3 years. The exercise price of these share options ranges from US$3.30 to US$3.60 per share and the grant-date fair value of these share options amounted to RMB2,418 (US$354).

During 2010, the Company granted 3,604,800 share options to certain management employees with contractual terms ranging from 6.8 to 10 years. The exercise price of these share options ranges from US$3.58 to US$6.26 per share and the grant-date fair value of these share options amounted to RMB72,146 (US$10,835).

During 2011, the Company granted 1,165,600 share options to certain management employees with contractual terms ranging in 7 years. The exercise price of these share options ranges from US$5.79 to US$7.25 per share and the grant-date fair value of these share options amounted to RMB25,325 (US$3,921).

On December 20, 2011, the Company modified the exercise price of the 4,370,400 share options granted during 2010 and 2011 with exercise price ranging from US$4.70 to US$7.25, to US$3.79 per share. At the date of modification 3,569,200 share options out of the 4,370,400 share options were unvested and expected to vest under the original service periods. The Company determined the incremental compensation cost of RMB4,822 (US$766) for the modification by comparing the fair value of the modified award to the fair value of the original award measured immediately before the exercise price was modified. The Company recognized RMB776 (US$123) of the incremental compensation cost immediately for the vested share options as of the modification date and the rest ratably over the remaining vesting periods of the award.

The conditional share options granted by the Company have the same vesting term, which is 25% of the share options granted shall vest and become exercisable ranging from ten months to twelve months after the grant dates and the remaining 75% of the share options shall vest over the following three years in six equal installments.

The vesting of these share options are also contingent upon meeting performance criteria set by the Company over a performance period ranging from 10 months to 12 months from the respective grant dates. The performance criteria are linked to the employees’ daily job performance. At the end of the performance period, the Company determines at its sole discretion whether each employee has met all performance criteria for the vesting of the share options. The performance criteria do not affect the exercise price or factors other than vesting or exercisability.

There were no conditional share options granted prior to 2009. A summary of the conditional share options granted during the two-year period ended December 31, 2011 is as follows:

		Weighted		Weighted average
	Number of	average		remaining	Aggregate
	options	exercise price		contractual term	intrinsic value

Granted in 2009	347,300	US$	3.47

Outstanding as of December 31, 2009	347,300	US$	3.47

Granted in 2010	3,604,800	US$	3.77

Outstanding as of December 31, 2010	3,952,100	US$	3.74

Granted	1,165,600	US$	3.79
Forfeited	(171,871)	US$	3.76
Exercise	(4,500)	US$	3.79

Outstanding as of December 31, 2011	4,941,329	US$	3.75	6.22 years	US$	135

Vested and expected to vest as of December 31, 2011	4,941,329	US$	3.75	6.22 years	US$	135

Exercisable as of December 31, 2011	1,034,882	US$	3.72	6.27 years	US$	54

The weighted-average grant-date fair value of the conditional options granted during the years ended December 31, 2009, 2010 and 2011 was US$1.02, US$3.01 and US$3.37 per share, respectively. The fair value of the conditional share options is estimated on the respective grant dates using the same option valuation model used for the unconditional employee share options and assumes the performance criteria will be achieved. The assumptions used in estimating the fair value of the conditional share options are the same as those noted in the table related to the unconditional employee share options. The grant-date fair value of the conditional share options are set out below:

	Awards granted	Awards granted	Awards granted
	in 2009	in 2010	in 2011
Grant-date fair value of
share options	6.33-7.43	10.52-21.50	21.40-22.92

The grant-date fair value of the conditional share options is recognized in the consolidated statements of operations on a graded vesting schedule for each tranche to the extent that the achievement of the performance conditions is probable. Based on management’s estimate, it is probable that all the employees will meet the performance criteria over the performance period.

A summary of the share-based compensation expense for the conditional share options is as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Hotel operating costs	154	785	830	132
Sales and marketing expenses	-	12	833	132
General and administrative expenses	221	8,726	17,895	2,843
Total share-based compensation expense	375	9,523	19,558	3,107

As of December 31, 2011, there were unrecognized compensation costs of approximately RMB27,732 (US$4,406) related to non-vested conditional share options. These costs are expected to be recognized over a remaining weighted-average vesting period of 2.8 years.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS
16	FINANCIAL INSTRUMENTS

The fair values of cash, pledged bank deposits, accounts receivable, accounts payable, bills payable, accrued expenses and other payables, and amounts due to related parties approximate their respective carrying amounts due to their short-term nature.

The following table summarizes the carrying amounts and the estimated fair values of the Group’s short-term bank loans, short-term investment and borrowings from related parties:

	December 31,
	2010		2011
	Carrying amount	Fair value	Carrying amount	Fair value

Short-term bank loans	-	-	334,686	334,686
Borrowings from related parties	4,279	4,298	1,388	1,388
Short-term investment	-	-	10,000	10,083

The fair values were estimated by discounting the future cash flows using interest rates which approximate the rate for which financial institutions would charge borrowers with similar credit ratings and remaining maturities.

EARNINGS (LOSSES) PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS (LOSSES) PER SHARE
17	EARNINGS (LOSSES) PER SHARE

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Numerator:
Net income (loss) attributable to 7 Days Group Holdings Limited	(103,954)	117,691	128,886	20,477
Deemed dividends to Series C convertible preferred shareholders	(28,993)	-	-	-
Net income (loss) attributable to 7 Days Group Holdings Limited ordinary shareholders	(132,947)	117,691	128,886	20,477

Denominator:
Weighted average number of ordinary shares	69,044,665	149,169,106	149,811,784	149,811,784
Plus dilutive effect of outstanding share options	-	1,164,647	1,661,282	1,661,282
Weighted average number of ordinary shares	69,044,665	150,333,753	151,473,066	151,473,066

Basic earnings (losses) per ordinary share	(1.93)	0.79	0.86	0.14

Diluted earnings (losses) per ordinary share	(1.93)	0.78	0.85	0.14

The net loss for the year ended December 31, 2009, has not been allocated to the Series A, B or C Preferred Shares because the holders of these shares do not have an obligation to share in such losses.

The Company’s potential dilutive shares outstanding consisted of ordinary shares issuable upon the conversion of the Series A Preferred Shares, Series B Preferred Shares and Series C Preferred Shares, using the if-converted method, and ordinary shares issuable upon the exercise of the Group’s ordinary share purchase warrants and ordinary shares issuable upon the exercise of employee share options, using the treasury stock method.

The computation of diluted loss per share for the years ended December 31, 2009 did not assume the ordinary shares issuable from ordinary share equivalents because the inclusion of such securities would be anti-dilutive.

During the year ended December 31, 2010 and 2011, the Company’s dilutive potential ordinary shares outstanding consisted of share options. The computation of diluted earnings per share for years ended December 31, 2010 and 2011 was based on net income attributable to ordinary shareholders of RMB117,691 and RMB128,886 and included the potential dilutive effect of 2,566,411 and 7,331,267 ordinary shares issuable upon exercise of employee share options by applying treasury stock method respectively. The Company excluded 3,667,760 and nil ordinary shares issuable upon exercise of employee share option in the calculation of diluted earnings per share for the years ended December 31, 2010 and 2011, respectively, as their effect would be anti-dilutive.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
18	RELATED PARTY TRANSACTIONS

The significant related party transactions are summarized as follows:

		Year ended December 31,
		2009	2010	2011	2011
		RMB	RMB	RMB	US$

Revenues from related parties	Note (a)	46	-	-	-
Rent expense	Note (b)	5,131	5,131	5,131	815
Borrowings from related parties	Note (c)	-	3,222	-	-
Repayment of borrowings from related parties	Note (c)	3,868	2,338	2,891	459
Interest expense on borrowings	Note (c)	389	75	-	-
Advances made to related parties	Note (d)	-	1,242	447	71
Collection of advances made to related parties	Note (d)	-	1,242	447	71
Commission made to related parties	Note (e)	-	-	1,373	218

The amounts due to the related parties are summarized as follows:

		December 31,
		2010	2011	2011
		RMB	RMB	US$
Amounts due to related parties– current
Guangzhou Haoai Information Technology Co.,Ltd	Note (e)	-	322	51
Others		-	11	2
Total amount due to related parties
– current		-	333	53
Borrowings from related parties – non-current
Beijing Impression Hotel Management Co., Ltd.	Note (c)	604	-	-
Zhuang Qineng and Zhuang Shishi	Note (c)	35	-	-
Qise Tiandi (Beijing) Consulting Co., Ltd.	Note (c)	418	-	-
Zhang Shuhong	Note (c)	1,022	-	-
Meng Huifen	Note (c)	2,200	1,388	221
Total borrowings from related parties
– non-current		4,279	1,388	221

Notes:

(a)	Wuxi Shenglong entered into a hotel management agreement with the Group under which Wuxi Shenglong is required to pay management and service fees based on a percentage of Wuxi Shenglong’s profit before income taxes. Since Wuxi Shenglong suffered losses during the year ended December 31, 2010, no hotel management and service fees were charged for the year ended December 31, 2010. During 2011, the Group acquired the remaining 70% of the equity interests of Wuxi Shenglong on May 1, 2011 and it became a wholly owned subsidiary of the Company. Thus no hotel management and service fees were charged for the year ended December 31, 2011.

(b)	The Group entered into operating lease agreements with certain noncontrolling interest shareholders of the Group’s subsidiaries. The related rent expense incurred during the years ended December 31, 2009, 2010 and 2011 amounted to RMB5,131, RMB5,131 and RMB5,131 (US$815), respectively.

(c)	Borrowings from related parties as of December 31, 2010 and 2011 consisted of debt borrowed from the noncontrolling interest shareholders of the Group’s subsidiaries by the respective subsidiaries. Details of the noncontrolling interest shareholders for such borrowings are listed out below:

Beijing Impression Hotel Management Co., Ltd. is the 30% noncontrolling interest shareholder of one of the Group’s subsidiaries, Beijing 7 Days Impression Hotel Management Co., Ltd.

Zhuang Qineng and Zhuang Shishi are the noncontrolling interest shareholders of one of the Group’s subsidiaries, Shenzhen 7 Days Baoda. As of December 31, 2009, 2010 and 2011, Zhuang Qineng and Zhuang Shishi, in aggregate, owned 35% of the equity interest in Shenzhen 7 Days Baoda.

Qise Tiandi (Beijing) Consulting Co., Ltd. is the 30% noncontrolling interest shareholder of one of the Group’s subsidiaries, Beijing Four Seasons Hotel Management Co., Ltd.

Zhang Shuhong is the 35% noncontrolling interest shareholder of one of the Group’s subsidiaries, Ningbo Yiju Business Hotel Management Co., Ltd.

Meng Huifen is the 20% noncontrolling interest shareholder of one of the Group’s subsidiaries, Chengdu Four Seasons 7 Days Hotel Management Co., Ltd.

The Group repaid RMB2,891 of the borrowings from related parties during 2011. As of December 31, 2011, the balance represents debt borrowed from Meng Huifeng of RMB1,388. It is unsecured and interest free and it is not expected to be repaid within 12 months.

(d)	During 2010 and 2011, the Group paid salary on behalf of Guangzhou Haoai Information Technology Co.,Ltd, (“Haoai”), a subsidiary of Guangzhou Dian Xing Culture Communication Co., Ltd. (“Dian Xing”) which is controlled by Zheng Nanyan. All the payments made on behalf of Haoai were repaid in full in the current year.

(e)	During 2011, the Group entered into an agreement with Haoai under which the Group is required to pay commission to Haoai when the hotel room night booking is made via internet platform hosted by Haoai. The related commission expense incurred during the year ended December 31, 2011 amounted to RMB1,373 (US$218).

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
19	COMMITMENTS AND CONTINGENCIES

(a)	Operating lease commitments

The Group leases real estate properties on which it develops and operates hotels under operating lease agreements. The terms of these leases range from 10 to 15 years. Future minimum lease payments under these non-cancellable operating lease agreements as of December 31, 2011 are as follows:

Year ending December 31,	RMB	US$

2012	533,215	84,719
2013	648,323	103,008
2014	662,599	105,276
2015	663,961	105,493
2016	653,537	103,837
Thereafter	3,192,620	507,256
Total	6,354,255	1,009,589

(b)	Capital commitments

As of December 31, 2011, the Group had contractual capital commitments of RMB54,718 (US$8,694) for construction of leasehold improvements.

(c)	Legal proceedings

In 2011, the landlord of a managed hotel brought a lawsuit alleging that 7 Days Shenzhen ceased the operation of the managed hotel unilaterally and requested compensation of RMB8,000 (US$1,271) in the PRC. Based on the information currently available and the opinion from the Group's external legal counsel, management considers that no accrual is required to be made as of December 31, 2011 in respect of this lawsuit because the likelihood of an adverse outcome is not probable.

The Group is also involved in various other claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Group’s consolidated financial position, results of operations, or liquidity.

BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATIONS
20	BUSINESS COMBINATIONS

Acquisition of Huatian Star

On December 20, 2011, 7 Days Four Seasons entered into an agreement with shareholders of Hunan Huatian Star Hotel Management Ltd. (“Huatian Star”) to acquire 100% equity interest of Huatian Star in exchange for a consideration of RMB136.0 million in cash.

Huatian Star is incorporated in the PRC and is engaged in the business of operating economy hotel. The acquisition allows the Group to expand its presence in the 12 cities which Huatian Star currently has operations and to enhance the Group’s market share in those local markets.

The acquisition was consummated on December 31, 2011, which is the date 7 Days Four Seasons obtained a 100% controlling financial interests in Huatian Star and all conditions of the acquisition, including obtaining government approvals and the transfer of the business registration, were met or obtained.

This acquisition transaction was accounted for under the acquisition method in accordance with ASC Topic 805, Business Combinations, and resulted in Huatian Star becoming a consolidated subsidiary of the Company.

The following table summarizes the fair value of the assets acquired and liabilities assumed in Huatian Star at the date of acquisition.

RMB
Consideration
Cash	136,000

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	1,366
Accounts receivable	111
Other prepaid expense and current assets	5,851
Hotel supplies	3,142
Property and equipment	83,232
Intangible assets	29,629
Deferred tax assets	7,659
Accounts payable	(12,222)
Accrued expense and other payables	(27,895)
Unfavorable lease contract liability	(7,812)
Deferred tax liabilities	(7,407)
Total identifiable assets acquired and liabilities assumed	75,654

Goodwill	60,346
Total	136,000

The goodwill resulting from this transaction is primarily attributed to the synergies and economics of scale anticipated to be achieved from combining the operations of the Group and Huatian Star. Goodwill is allocated to the enterprise level. None of the goodwill is expected to be deductible for income tax purpose.

Acquisition related costs were minimal and included in the general and administrative expenses.

Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information presents the consolidated results of operation of the Company as if the acquisitions of Huatian Star had been completed on January 1, 2010. The unaudited pro forma financial information is supplemental information only and is not necessarily indicative of the Company’s consolidated results of operations actually would have been had the acquisition been completed on January 1, 2010. In addition, the unaudited pro forma financial information does not attempt to project the future consolidated results of operations of the Company after the acquisition.

	Year ended December 31 ,
	2010	2011
	RMB	RMB

Revenues	1,570,846	2,103,265

Net income	98,619	113,441

Basic earnings per ordinary share	0.66	0.76

Diluted earnings per ordinary share	0.66	0.75